Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net loss	$ (305)	$ (1,997)	$ (1,849)
Items that may be reclassified to net income (loss):
Foreign currency translation	557	(323)	144
Cash flow hedges	42	(140)	48
Equity accounted investments	(38)	(32)	(55)
Items that will not be reclassified to net loss:
Securities - fair value through other comprehensive income (loss) ("FVTOCI")	16	8	(18)
Share of revaluation surplus on equity accounted investments	55	24	6
Remeasurement of defined benefit obligations	0	0	(2)
Revaluation surplus (deficit)	51	(39)	639
Total other comprehensive income (loss)	683	(502)	762
Total comprehensive income (loss)	378	(2,499)	(1,087)
Limited partners
Net loss	(361)	(510)	(442)
Other comprehensive income (loss)	192	(123)	112
Comprehensive income (loss) attributable to Limited partners	(169)	(633)	(330)
Redeemable/exchangeable and special limited partnership units
Net loss	(646)	(909)	(790)
Other comprehensive income (loss)	344	(220)	201
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(302)	(1,129)	(589)
FV LTIP units of the Operating Partnership
Net income (loss)	0	(1)	(1)
Other comprehensive income (loss)	0	0	0
Comprehensive income attributable to FV LTIP units of the Operating Partnership	0	(1)	(1)
Interests of others in operating subsidiaries and properties
Net income (loss)	702	(577)	(616)
Other comprehensive income (loss)	147	(159)	449
Comprehensive income attributable to Interests of others in operating subsidiaries and properties	849	(736)	(167)
Total comprehensive income (loss)	$ 378	$ (2,499)	$ (1,087)